SUBSEQUENT EVENTS (Details) $ in Millions	Jan. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 09, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)
Subsequent Event [Line Items]
Long-term debt					$ 200,000,000
Plant, Property and Equipment		$ 69,775		$ 65,489
Other Long-Term Assets		979		$ 2,168
Keystone XL
Subsequent Event [Line Items]
Plant, Property and Equipment		2,800
Other Long-Term Assets		$ 200
COLUMBIA PIPELINE GROUP, INC. | Term loan | Delayed Draw Term Loan due June 2022
Subsequent Event [Line Items]
Debt instrument, face amount			$ 4,200,000,000
Subsequent Event | COLUMBIA PIPELINE GROUP, INC. | Term loan | Delayed Draw Term Loan due June 2022
Subsequent Event [Line Items]
Long-term debt	$ 4,000,000,000.0